UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 CNY (¥) ¥ / shares shares	Sep. 30, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Revenues	$ 7,092,302	¥ 50,490,097	¥ 42,299,076	$ 15,449,939	¥ 109,988,114	¥ 41,606,354
Cost of revenues	(1,637,977)	(11,660,757)	(11,792,062)	(5,381,937)	(38,314,009)	(22,264,972)
Gross profit	5,454,325	38,829,340	30,507,014	10,068,002	71,674,105	19,341,382
Operating expenses:
Selling and marketing expenses	(4,188,656)	(29,819,045)	(24,060,458)	(6,930,347)	(49,337,137)	(22,995,405)
General and administrative expenses	(921,249)	(6,558,371)	(4,075,201)	(1,519,616)	(10,818,146)	(9,436,963)
Research and development expenses	(181,988)	(1,295,572)	(3,510,266)	(614,033)	(4,371,300)	(2,809,699)
Total operating expenses	(5,291,893)	(37,672,988)	(31,645,925)	(9,063,996)	(64,526,583)	(35,242,067)
Operating loss	162,432	1,156,352	(1,138,911)	1,004,006	7,147,522	(15,900,685)
Interest expense, net	(4,135)	(29,433)	(84,859)	31,005	220,724	(304,128)
Other income/(loss), net	69,676	496,021	(15,631)	(4,694)	(33,416)	4,639,045
Loss before income taxes	227,973	1,622,940	(1,239,401)	1,030,317	7,334,830	(11,565,768)
Income tax expense	283,206	2,016,143	0	(0)	(0)	0
Net (loss)/profit	511,179	3,639,083	(1,239,401)	1,030,317	7,334,830	(11,565,768)
Less: net loss attributable to non-controlling interests	8,658	61,638	0	(30,789)	(219,174)	0
Net loss	$ 502,521	¥ 3,577,445	¥ (1,239,401)	$ 1,061,106	¥ 7,554,004	¥ (11,565,768)
Net (loss)/profit per share attributable to ordinary shareholders of the Company's shareholders, basic | (per share)	$ 0.01	¥ 0.07	¥ (0.02)	$ 0.02	¥ 0.15	¥ (0.23)
Net (loss)/profit per share attributable to ordinary shareholders of the Company's shareholders, diluted | (per share)	$ 0.01	¥ 0.07	¥ (0.02)	$ 0.02	¥ 0.15	¥ (0.23)
Weighted average shares used in calculating net loss per share, basic	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Weighted average shares used in calculating net loss per share, diluted	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Sports Related Product Sales [Member]
Revenues	$ 6,549,368	¥ 46,624,953	¥ 3,026,651	$ 997,378	¥ 7,100,332	¥ 41,592,608
Cost of revenues	(1,637,769)	(11,659,277)	(1,285,375)	(462,106)	(3,289,735)	(22,230,398)
Service Revenue [Member]
Revenues	542,934	3,865,144	39,037,736	14,419,594	102,653,093	0
Other Revenue [Member]
Revenues	0	0	234,689	32,967	234,689	13,746
Service Cost [Member]
Cost of revenues	(208)	(1,480)	(10,367,650)	(4,899,200)	(34,877,403)	0
Other Cost [Member]
Cost of revenues	$ 0	¥ 0	¥ (139,037)	$ (20,631)	¥ (146,871)	¥ (34,574)